Income Tax - Schedule Of Taxation Recognized In The Consolidated Statements Of Profit Or Loss And Other Comprehensive Income Or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax
Direct taxes - current	$ 1,015	$ 706	$ 248
Direct taxes – prior year	(115)	491
Total current tax	900	1,197	248
Deferred tax
Current	(54,236)	(48,414)	(121,974)
Prior year	15,269	(477)
Total deferred tax	(38,967)	(48,891)	(121,974)
Total income tax benefit	$ (38,067)	$ (47,694)	$ (121,726)